Related Party Transactions (Details) - Schedule of Amounts Due from Related Parties - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Due from related parties		$ 13,086	$ 2,172,638
Guardforce TH Group Company Limited [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1]	2,506	1,804
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[2]		2,160,000
CSF Mingda Technology Co., Ltd. [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	[1]	$ 10,580	$ 10,834

[1]	Amounts due from these related parties represent business advances for operational purposes.
[2]	Amount due from shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries was settled upon offsetting certain amounts due to related parties pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024.